Other gains, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other gains, net
Foreign currency exchange difference, net	$ 349	$ 250
Government grants	36	182
Service income	134	74
Fair value changes on financial assets at fair value through profit or loss	(26)	911
Fair value change on derivative contracts		1,250
Dividend income		329
ADR reimbursement from depositary bank	192
Write off of other payables	173
Others	10	8
Other gains, net	$ 868	$ 3,004